Deferred Expenses and Non-Current Investments	12 Months Ended
Dec. 31, 2019
Deferred Expenses and Non-Current Investments [Abstract]
Deferred Expenses and Non-Current Investments [Text Block]

Note 10 - Deferred Expenses and Non-Current Investments

	December 31
	2018	2019
	NIS	NIS
Deferred expenses (A)	270	156
Subscriber acquisition asset, net (C)	142	160
Deposit used as collateral against hedging transactions	41	-
Bank deposit for loans to Company employees (B)	48	44
Investments in equity-accounted investee	8	6

	509	366

A.	For its operations, Bezeq International acquires indefeasible rights of use (“IRU”) from Mediterranean Nautilus (Israel) Ltd. for the acquisition of seabed cable capacities, which are accounted for as service transactions.

Under the contract, Bezeq International has the right of use for capacities until 2022 with an option for an extension until 2027, which Bezeq International is expected to exercise. The value of the service is amortized on a straight line until 2027. The balance of the right of use of capacities is recognized net of impairment of assets in the amount of NIS 32 (see Note 9 for information about impairment of Bezeq International’s assets). The balance of Bezeq International’s liability for the agreement is US$ 8.4.

B.	A bank deposit for loans to Company employees without a repayment date

C.	Subscriber acquisition assets:

Subscriber acquisition assets
NIS
Cost
Balance as at January 1, 2018	196
Additions	164
Disposals	(27)
Balance as at December 31, 2018	333
Additions	130
Disposals	(25)
Balance as at December 31, 2019	438

Amortization and impairment losses
Balance as at January 1, 2018	81
Depreciation	108
Disposals	(27)
Impairment loss	29
Balance as at December 31, 2018	191
Depreciation	112
Disposals	(25)
Balance as at December 31, 2019	278

Carrying amount
As at January 1, 2018	115

As at January 1, 2019	142

As at December 31, 2019	160